Notes Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Notes Payable (Textual)
Note payable, conjunction of director and officer	$ 364,200	$ 285,200
Note payable, interest rate per annum	3.09%	2.35%
Note payable, outstanding balance	$ 364,200	$ 285,200
Note payable, maturity date	Apr. 09, 2020	Apr. 09, 2019